Taxes (Details) - Schedule of taxes payable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of taxes payable [Abstract]
Income taxes payable	$ 594,026	$ 565,506
VAT and other tax payable	136,898	133,429
Totals	$ 730,924	$ 698,935